STATEMENTS OF FINANCIAL HIGHLIGHTS - $ / shares		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Limited Partner [Member] | Millburn Multi-Markets Trading L.P. [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Expenses	[1],[2]	2.37%		2.57%
Total expenses	[2]	5.22%		2.76%
Net investment loss	[1],[2]	(0.95%)		(2.54%)
Total return before General Partner profit share allocation		17.69%		7.55%
Less: General Partner profit share allocation		2.85%		0.19%
Total return after General Partner profit share allocation		14.84%		7.36%
General Partner profit share allocation		2.85%		0.19%
Tracking Partner [Member] | Millburn Multi-Markets Trading L.P. [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Expenses	[3],[4]	2.35%		2.62%
Total expenses	[4]	4.80%		2.62%
Net investment loss	[3],[4]	(0.94%)		(2.59%)
Total return before General Partner profit share allocation		18.53%		7.72%
Less: General Partner profit share allocation		2.45%
Total return after General Partner profit share allocation		16.08%		7.72%
General Partner profit share allocation		2.45%
Series A [Member] | Limited Partner [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
NET ASSET VALUE PER UNIT — Beginning of year		$ 1,147.79		$ 1,089.83
Net investment loss		(39.65)	[5]	(55.78)	[6]
Total trading and investing gains		225.32	[5]	113.74	[6]
Net income before profit share allocation from the Master Fund		185.67		57.96
Less profit share allocation from the Master Fund		14.63	[5],[7]		[6],[8]
Net income after profit share allocation from the Master Fund		171.04		57.96
NET ASSET VALUE PER UNIT — End of year		$ 1,318.83		$ 1,147.79
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		16.06%		5.32%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		1.16%	[7]		[8]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		14.90%		5.32%
Expenses		4.58%	[9]	4.87%	[10]
Profit share allocation from Master Fund		1.16%	[7]		[8]
Total expenses		5.74%		4.87%
Net investment loss		(3.16%)	[9],[11]	(4.84%)	[10],[12]
Series B [Member] | Limited Partner [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
NET ASSET VALUE PER UNIT — Beginning of year		$ 1,395.71		$ 1,299.02
Net investment loss		(17.83)	[5]	(39.33)	[6]
Total trading and investing gains		276.02	[5]	136.02	[6]
Net income before profit share allocation from the Master Fund		258.19		96.69
Less profit share allocation from the Master Fund		37.31	[5],[7]		[6],[8]
Net income after profit share allocation from the Master Fund		220.88		96.69
NET ASSET VALUE PER UNIT — End of year		$ 1,616.59		$ 1,395.71
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		18.27%		7.44%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		2.44%	[7]		[8]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		15.83%		7.44%
Expenses		2.60%	[9]	2.86%	[10]
Profit share allocation from Master Fund		2.44%	[7]		[8]
Total expenses		5.04%		2.86%
Net investment loss		(1.16%)	[9],[11]	(2.83%)	[10],[12]
Series C [Member] | Limited Partner [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
NET ASSET VALUE PER UNIT — Beginning of year		$ 1,424.03		$ 1,325.38
Net investment loss		(16.48)	[5]	(40.12)	[6]
Total trading and investing gains		279.42	[5]	138.77	[6]
Net income before profit share allocation from the Master Fund		262.94		98.65
Less profit share allocation from the Master Fund		37.58	[5],[7]		[6],[8]
Net income after profit share allocation from the Master Fund		225.36		98.65
NET ASSET VALUE PER UNIT — End of year		$ 1,649.39		$ 1,424.03
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		18.23%		7.44%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		2.40%	[7]		[8]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		15.83%		7.44%
Expenses		2.60%	[9]	2.86%	[10]
Profit share allocation from Master Fund		2.40%	[7]		[8]
Total expenses		5.00%		2.86%
Net investment loss		(1.05%)	[9],[11]	(2.83%)	[10],[12]
Series D [Member] | Limited Partner [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
NET ASSET VALUE PER UNIT — Beginning of year		$ 1,333.56		$ 1,251.08
Net investment loss		(28.72)	[5]	(47.66)	[6]
Total trading and investing gains		262.01	[5]	134.81	[6]
Net income before profit share allocation from the Master Fund		233.29		87.15
Less profit share allocation from the Master Fund		41.99	[5],[7]	4.67	[6],[8]
Net income after profit share allocation from the Master Fund		191.30		82.48
NET ASSET VALUE PER UNIT — End of year		$ 1,524.86		$ 1,333.56
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		17.26%		6.94%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		2.91%	[7]	35.00%	[8]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		14.35%		6.59%
Expenses		3.37%	[9]	3.63%	[10]
Profit share allocation from Master Fund		2.91%	[7]	0.35%	[8]
Total expenses		6.28%		3.98%
Net investment loss		(1.99%)	[9],[11]	(3.59%)	[10],[12]

[1]	Excludes General Partner profit share allocation.
[2]	Includes the proportionate share of expenses of the U.S. Feeder and Cayman Feeder (as defined in Footnote 1).
[3]	Excludes General Partner profit share allocation.
[4]	Includes the proportionate share of expenses of the U.S. Feeder and Cayman Feeder (as defined in Footnote 1).
[5]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing
[6]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing
[7]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by
[8]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by
[9]	Includes the Partnership’s proportionate share of income and expense allocated from the Master Fund.
[10]	Includes the Partnership’s proportionate share of income and expense allocated from the Master Fund.
[11]	Excludes profit share allocation from the Master Fund.
[12]	Excludes profit share allocation from the Master Fund.